UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 3.1%
Precision Castparts Corp.	7,600	1,182,256
United Technologies Corp.	18,200	1,354,808
		2,537,064
Auto Components – 1.1%
BorgWarner, Inc. (a)	13,900	932,690
Biotechnology – 3.3%
Biogen Idec, Inc. (a)	9,700	1,414,551
Celgene Corp. (a)	18,600	1,273,356
		2,687,907
Business Services – 0.7%
MasterCard, Inc., Class A	1,335	582,821
Capital Markets – 3.2%
BlackRock, Inc.	5,000	851,300
Franklin Resources, Inc.	10,800	1,241,460
TD Ameritrade Holding Corp.	33,600	534,912
		2,627,672
Chemicals – 4.4%
Ecolab, Inc.	19,000	1,243,550
Monsanto Co.	27,399	2,345,902
		3,589,452
Communications Equipment – 3.4%
QUALCOMM, Inc.	47,100	2,810,928
Computers & Peripherals – 10.2%
Apple, Inc. (a)	11,090	6,773,328
EMC Corp. (a)	63,000	1,651,230
		8,424,558
Construction & Engineering – 1.2%
Fluor Corp.	20,200	1,001,516
Diversified Financial Services – 1.0%
IntercontinentalExchange, Inc. (a)	6,300	826,686
Energy Equipment & Services – 2.4%
Cameron International Corp. (a)	15,600	784,212
FMC Technologies, Inc. (a)	26,400	1,191,168
		1,975,380
Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	9,500	913,710
CVS Caremark Corp.	28,300	1,280,575
		2,194,285
Health Care Equipment & Supplies – 3.5%
Covidien plc	19,400	1,084,072
Edwards Lifesciences Corp. (a)	10,300	1,042,360
Intuitive Surgical, Inc. (a)	1,655	796,883
		2,923,315
Health Care Providers & Services – 4.0%
Express Scripts Holding Co. (a)	36,750	2,129,295
UnitedHealth Group, Inc.	22,000	1,123,980
		3,253,275
Health Care Technology – 1.0%
Cerner Corp. (a)	11,300	835,296
Hotels, Restaurants & Leisure – 3.3%
Las Vegas Sands Corp.	22,500	819,450
Starbucks Corp.	24,900	1,127,472
Yum! Brands, Inc.	12,500	810,500
		2,757,422
Internet & Catalog Retail – 5.1%
Amazon.com, Inc. (a)	7,250	1,691,425
Priceline.com, Inc. (a)	3,740	2,474,908
		4,166,333
Internet Software & Services – 7.8%
Baidu, Inc. ADR (a)	9,225	1,111,797
eBay, Inc. (a)	21,800	965,740
Facebook, Inc., Class A(a)	11,800	256,178
Google, Inc., Class A(a)	3,990	2,525,550
LinkedIn Corp., Class A(a)	7,200	739,080
VeriSign, Inc. (a)	19,300	857,306
		6,455,651
IT Services – 7.8%
International Business Machines Corp.	11,700	2,292,966
Teradata Corp. (a)	12,200	824,964
Visa, Inc., Class A	25,500	3,291,285
		6,409,215
Machinery – 5.5%
Caterpillar, Inc.	12,700	1,069,467
Danaher Corp.	48,500	2,561,285
Illinois Tool Works, Inc.	16,300	885,742
		4,516,494
Media – 0.9%
CBS Corp., Class B	21,100	706,006
Oil, Gas & Consumable Fuels – 3.2%
Cabot Oil & Gas Corp.	19,600	826,924
Concho Resources, Inc. (a)	10,100	861,025
Range Resources Corp.	14,700	920,220
		2,608,169
Personal Products – 0.7%
The Estee Lauder Cos., Inc., Class A	11,100	581,418
Pharmaceuticals – 1.6%
Perrigo Co.	4,200	478,884
Shire plc ADR	10,100	870,418
		1,349,302
Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp.	18,500	1,337,735
Road & Rail – 4.0%
Union Pacific Corp.	26,700	3,273,687
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp.	23,000	815,350
Software – 3.4%
Intuit, Inc.	15,100	876,102
Salesforce.com, Inc. (a)	15,000	1,865,400
VMware, Inc., Class A(a)	300	27,228
		2,768,730
Specialty Retail – 3.1%
Dollar General Corp. (a)	18,600	948,786
O'Reilly Automotive, Inc. (a)	7,600	651,624
Ross Stores, Inc.	4,600	305,624

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

		Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc.		8,000	679,040
			2,585,074
Textiles, Apparel & Luxury Goods – 2.3%
Coach, Inc.		11,900	587,027
Michael Kors Holdings Ltd. (a)		16,600	685,414
Ralph Lauren Corp.		4,100	591,794
			1,864,235
Wireless Telecommunication Services – 1.1%
SBA Communications Corp.,
Class A(a)		15,300	903,618

TOTAL COMMON STOCKS
(COST $65,353,094)			80,301,284
Investment Company – 3.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)		3,065,401	3,065,401

TOTAL INVESTMENT COMPANY
(COST $3,065,401)			3,065,401

TOTAL INVESTMENT SECURITIES
(COST $68,579,599) — 101.3%			83,366,685

Percentages indicated are based on net assets of $82,330,711.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 3.7%
BE Aerospace, Inc. (a)	57,600	2,259,648
TransDigm Group, Inc. (a)	23,930	2,952,005
		5,211,653
Biotechnology – 1.0%
Alkermes plc (a)	75,250	1,398,898
Building Products – 1.0%
Owens Corning, Inc. (a)	51,980	1,396,183
Capital Markets – 3.5%
Lazard Ltd., Class A	93,610	2,513,428
Raymond James Financial, Inc.	70,900	2,383,658
		4,897,086
Chemicals – 3.1%
Celanese Corp., Series A	36,940	1,408,522
Georgia Gulf Corp.	34,650	1,135,827
Westlake Chemical Corp.	29,525	1,752,604
		4,296,953
Commercial Banks – 3.2%
Comerica, Inc.	89,780	2,712,254
First Horizon National Corp.	1	8
First Republic Bank	56,580	1,840,547
		4,552,809
Commercial Services & Supplies – 1.8%
Waste Connections, Inc.	82,935	2,551,910
Communications Equipment – 1.4%
JDS Uniphase Corp. (a)	87,920	865,133
Riverbed Technology, Inc. (a)	59,740	1,053,813
		1,918,946
Containers & Packaging – 4.1%
Crown Holdings, Inc. (a)	77,200	2,771,480
Packaging Corp. of America	96,560	2,973,082
		5,744,562
Electrical Equipment – 3.0%
Hubbell, Inc., Class B	50,990	4,195,457
Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	32,350	701,995
Energy Equipment & Services – 2.0%
Rowan Cos. plc, Class A(a)	79,270	2,784,755
Food Products – 2.4%
Ralcorp Holdings, Inc. (a)	55,610	3,318,249
Health Care Equipment & Supplies – 5.4%
DENTSPLY International, Inc.	98,310	3,572,585
Hologic, Inc. (a)	111,060	2,056,831
IDEXX Laboratories, Inc. (a)	22,310	1,967,073
		7,596,489
Health Care Providers & Services – 2.6%
Coventry Health Care, Inc.	110,900	3,696,297
Household Durables – 1.2%
NVR, Inc. (a)	2,229	1,725,201
Insurance – 1.7%
Everest Re Group Ltd.	23,405	2,380,289
IT Services – 4.9%
Alliance Data Systems Corp. (a)	32,080	4,170,400
FleetCor Technologies, Inc. (a)	63,490	2,344,051
Syntel, Inc.	5,090	295,881
		6,810,332
Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc. (a)	13,460	2,083,608
Machinery – 6.3%
Crane Co.	57,634	2,247,726
Gardner Denver, Inc.	41,030	2,337,889
IDEX Corp.	60,150	2,294,723
The Timken Co.	54,810	1,984,122
		8,864,460
Oil, Gas & Consumable Fuels – 5.2%
Denbury Resources, Inc. (a)	177,720	2,687,126
Tesoro Corp. (a)	166,350	4,599,578
		7,286,704
Personal Products – 1.2%
Nu Skin Enterprises, Inc., Class A	32,890	1,677,719
Pharmaceuticals – 1.3%
Elan Corp. plc ADR (a)	163,800	1,891,890
Professional Services – 2.1%
IHS, Inc., Class A(a)	26,245	2,894,036
Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.	38,080	2,539,555
Road & Rail – 3.7%
Hertz Global Holdings, Inc. (a)	198,830	2,238,826
Landstar System, Inc.	53,630	2,649,858
Ryder System, Inc.	7,190	283,574
		5,172,258
Semiconductors & Semiconductor Equipment – 4.7%
NXP Semiconductors NV (a)	84,220	1,902,530
ON Semiconductor Corp. (a)	164,690	1,142,949
Skyworks Solutions, Inc. (a)	68,390	1,978,523
Teradyne, Inc. (a)	104,450	1,536,459
		6,560,461
Software – 6.0%
Fortinet, Inc. (a)	78,540	1,885,745
Informatica Corp. (a)	76,720	2,264,007
Nuance Communications, Inc. (a)	134,690	2,740,942
QLIK Technologies, Inc. (a)	76,500	1,530,000
		8,420,694
Specialty Retail – 11.2%
American Eagle Outfitters, Inc.	156,290	3,253,958
Foot Locker, Inc.	135,550	4,475,861
O'Reilly Automotive, Inc. (a)	15,420	1,322,111
Signet Jewelers Ltd.	64,930	2,851,725
Tractor Supply Co.	8,580	779,665

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

		Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Williams-Sonoma, Inc.		84,690	2,942,977
			15,626,297
Textiles, Apparel & Luxury Goods – 0.9%
Michael Kors Holdings Ltd. (a)		30,450	1,257,281
Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (a)		25,690	681,042
United Rentals, Inc. (a)		74,810	2,162,757
WESCO International, Inc. (a)		53,580	2,984,942
			5,828,741

TOTAL COMMON STOCKS
(COST $121,199,508)			135,281,768
Investment Company – 5.1%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)		7,122,512	7,122,512

TOTAL INVESTMENT COMPANY
(COST $7,122,512)			7,122,512

TOTAL INVESTMENTS SECURITIES
(COST $130,231,515) — 101.7%			142,404,280

Percentages indicated are based on net assets of $140,050,066.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2012

1. Organization:

     The HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio (formerly, HSBC	Growth Portfolio
Investor Growth Portfolio)

HSBC Opportunity Portfolio (formerly,	Opportunity Portfolio
HSBC Investor Opportunity Portfolio)

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes HSBC Advisor Funds Trust and HSBC Funds (formerly, HSBC Investor Funds) (collectively the “Trusts”). Schedules of Portfolio Investments (“Schedules”) for all other funds of the Trust are published separately.

     Under the Portfolios Trust’s organizational documents, the Portfolios Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     For the period ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of July 31, 2012 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks(a)	80,301,284	-	-	80,301,284
Investment Companies	3,065,401	-	-	3,065,401
Total Investment Securities	83,366,685	-	-	83,366,685

Opportunity Portfolio
Investment Securities:
Common Stocks(a)	135,281,768	-	-	135,281,768
Investment Company	7,122,512	-	-	7,122,512
Total Investment Securities	142,404,280	-	-	142,404,280

(a)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

4. Federal Income Tax Information:

     At July 31, 2012, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Portfolio Taxtable

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Growth Portfolio	65,330,820	19,673,292	(1,637,427)	18,035,865
Opportunity Portfolio	131,755,160	18,960,442	(8,311,322)	10,649,120

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	September 21, 2012